LEASES - Components of lease cost, weighted average lease terms and discount rates (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Lease Cost:
Operating lease cost		$ 265,053		$ 324,929
Finance lease cost:
Amortization of assets obtained under finance leases		180,207	$ 153,546	772,870
Interest on lease liabilities		78,002		288,969
Finance leases cost		$ 258,209		$ 1,061,839
Weighted average discount rate:
Operating leases		10.00%		10.31%
Finance leases		11.16%		11.17%
Weighted average remaining lease term:
Operating leases		9 years 9 months 18 days		9 years 7 months 6 days
Finance leases		3 years 4 months 24 days		3 years 6 months
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases		$ (47,316)		$ (159,348)
Operating cash flows from finance leases		80,500		772,870
Financing cash flows from finance leases		$ (274,094)	$ (255,924)	(1,222,270)	$ (777,431)
Right-of-use assets obtained in exchange for lease liabilities:
Acquisition of ROU assets through operating leases				5,435,661
Acquisition of property and equipment through finance leases				2,233,834
Addition of ROU assets from finance lease modification	$ 239,000			$ 239,000